Financial assets and liabilities, Covenants (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Covenants [Abstract]
Long-term financial debt	$ 392,063	$ 396,257
2019 [Member]
Covenants [Abstract]
Long-term financial debt	0	115,683
2020 [Member]
Covenants [Abstract]
Long-term financial debt	99,363	65,390
2021 [Member]
Covenants [Abstract]
Long-term financial debt	95,243	61,711
2022 [Member]
Covenants [Abstract]
Long-term financial debt	72,985	48,538
2023 [Member]
Covenants [Abstract]
Long-term financial debt	124,472	104,935
Trust Certificates and Bank Loans [Member]
Covenants [Abstract]
Interest expense	$ 80,580	$ 1,039,856